BUSINESS ACQUISITIONS/DISPOSITIONS (Narrative) (Details) $ in Millions	Oct. 19, 2022 USD ($)	Aug. 01, 2022 USD ($) facility
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Frontier Yarns-Plant 3
Disclosure of detailed information about business combination [line items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations		$ 29.4
Proceeds from business disposal held in escrow		1.5
Goodwill acquired (disposed)		13.9
Pre-tax gain on disposal		6.0
After-tax gain on disposal		1.0
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Frontier Yarns-Plant 3 | Discontinued operations [member]
Disclosure of detailed information about business combination [line items]
Assets (liabilities)		$ 23.4
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Sheer Business
Disclosure of detailed information about business combination [line items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	$ 6.4
Proceeds from business disposal held in escrow	$ 0.7
Frontier Yarns-Plant 3
Disclosure of detailed information about business combination [line items]
Number of facility | facility		4